Invesco PowerShares
3500 Lacey Road, Suite 700
Downers Grove, IL 60515

November 21, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

1933 Act Registration No. 333-193135

1940 Act Registration No. 811-22927

CIK No. 0001595386

Ladies and Gentlemen:

On behalf of PowerShares Actively Managed Exchange-Traded Commodity Fund Trust (the “Trust”), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 497(e) thereunder, and the Investment Company Act of 1940, as amended, exhibits containing eXtensible Business Reporting Language (“XBRL”) interactive data format risk/return summary information that mirrors the risk/return summary information contained in the prospectus dated February 29, 2016, relating to the following portfolio of the Trust: PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio dated February 29, 2016, as supplemented November 17, 2016, and as previously supplemented September 21, 2016 and July 29, 2016, and filed pursuant to Rule 497(e) under the Securities Act.

The purpose of this filing is to submit the data in XBRL format for PowerShares DB Optimum Yield Diversified Commodity Strategy Portfolio.

Very truly yours,

PowerShares Actively Managed Exchange-Traded Commodity Fund Trust

/s/ Anna Paglia

Anna Paglia

Head of Legal

Invesco PowerShares Capital Management LLC